CONTRACTS RECEIVABLE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONTRACTS RECEIVABLE, NET
Contract receivable- "Smart Campus" related technological consulting services with FMP (1)	$ 3,730,203	$ 2,450,312
Contract receivable- "Smart Campus" project maintenance and technical support fee with FMP	600,134	0
Contracts receivable - Other "Smart Campus" related technological consulting services (2)	245,761	95,735
Financing component associated with FMP contract receivable (1)	135,465	164,992
Less: allowance for doubtful accounts	0	0
Total contracts receivable, net	4,711,563	2,711,039
Less: current portion of contract receivable	4,448,946	1,639,213
Contracts receivable, non-current	$ 262,617	$ 1,071,826